Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Carrying Amounts of Financial Instruments by Category	Carrying amounts of financial instruments by category as of December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Financial assets at amortized cost	(In millions of Korean won)
Cash and cash equivalents	₩ 203,599	₩ 228,898
Short-term financial instruments	415,034	324,304
Accounts receivable, net	56,318	81,152
Other receivables, net	532	16
Other current financial assets(*1)	4,333	6,602
Other non-current financial assets(*2)	3,212	1,767
Financial assets at fair value through profit or loss
Long-term financial instruments(*3)	600	—
Total	₩ 683,628	₩ 642,739
The carrying amounts of these financial instruments approximate their fair values; therefore, separate disclosure of fair value is not presented.
(*1) Other current financial assets consist of accrued income and deposits.
(*2) Other non-current financial assets consist of deposits.
(*3) Long-term financial instruments consist of convertible bonds and are included in other non-current financial assets.

	December 31, 2025	December 31, 2024
Financial liabilities at amortized cost	(In millions of Korean won)
Accounts payable (*)	₩ 56,061	₩ 63,328
Long-term accounts payable	623	220
Accrued expenses (*1)	385	313
Other financial liabilities
Lease liabilities (*2)	8,311	7,121
Total	₩ 65,380	₩ 70,982
The carrying amounts of these financial instruments approximate their fair values; therefore, separate disclosure of fair value is not presented
(*1) Annual leave allowance, bonus accruals, etc. that should be paid to employees are excluded.
(*2) Lease liabilities were excluded from the fair value disclosure in accordance with IFRS 7 Financial Instruments:
Disclosures

Schedule of Net Income and Expenses From Financial Instruments	Net income and expenses from financial instruments for the years ended December 31, 2025, 2024 and 2023 are as f follows:

	2025	2024	2023
Financial assets at amortized cost	(In millions of Korean won)
Interest income	₩ 15,821	₩ 17,059	₩ 11,487
Differences in foreign currency	(4,218)	5,813	(1,654)
Financial assets at fair value through profit or loss
Interest income	1	—	5
Financial liabilities at amortized cost
Differences in foreign currency	2,221	(1,773)	(1,344)
Other financial liabilities
Interest expense	(282)	(135)	(162)

Schedule of Financial Instruments by Fair Value Hierarchy Level	Financial instruments by fair value hierarchy level as of December 31, 2025 are as follows:

	December 31, 2025
	(In millions of Korean won)
	Level 1		Level 2		Level 3		Total
Fair value
Long-term financial instruments	₩	—	₩	—	₩	600	₩	600